Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Assets and liabilities classified as discontinued operations on the consolidated balance sheets

	December 31, 2011	December 31, 2010
Accounts receivable, net	$188,439	$229,891
Inventory	266,347	258,939
Prepaid expenses	42,667	62,028

Current assets of discontinued operations	$497,453	$550,858

Accounts payable	11,855	36,224
Accrued expenses	7,782	4,909

Current liabilities of discontinued operations	$19,637	$41,133

Summary financial information related to discontinued operations

Summary financial information related to discontinued operations is as follows:

	Successor	Successor
	For the three months ended June 30, 2012	For the three months ended June 30, 2011
Product sales	$175,705	$253,274
Cost of sales	88,605	125,753

Gross profit	87,100	127,521
Operating income (loss)	$4,965	$38,249
Net income (loss)	$(4,136)	$11,353

	Successor	Successor	Successor	Predecessor
	For the six months ended June 30, 2012	For the six months ended June 30, 2011	Cumulative period from September 1, 2009 (date of inception) to June 30, 2012	Cumulative period from December 28, 1995 (date of inception) to August 31, 2009
Product sales	$374,137	$461,910	$2,452,682	$3,428,882
Cost of sales	210,099	223,611	1,345,874	1,876,877

Gross profit	164,038	238,299	1,106,808	1,552,005
Operating income (loss)	$6,713	$59,661	$(21,020)	$(5,259,848)
Net income (loss)	$(13,589)	$13,109	$(126,919)	$(3,460,325)

	Successor	Successor	Successor	Predecessor
	For the year ended December 31, 2011	For the year ended December 31, 2010	Cumulative period from September 1, 2009 (date of inception) to December 31, 2011	Cumulative period from December 28, 1995 (date of inception) to August 31, 2009
Product sales	$812,235	$936,369	$2,078,545	$3,428,882
Cost of sales	451,078	502,648	1,135,775	1,876,877

Gross profit	361,157	433,721	942,770	1,552,005

Operating income (loss)	$(54,853)	$23,492	$(27,733)	$(5,259,848)

Net income (loss)	$(73,062)	$(28,406)	$(113,330)	$(3,460,325)